LOANS, Troubled Debt Restructures (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Loan	Dec. 31, 2016 USD ($) Loan
Financing Receivable, Modifications [Line Items]
Impaired TDR loans, number of loans | Loan	10	11
Impaired TDR loans	$ 4,163	$ 4,992
Unfunded commitments	$ 0	$ 0
Number of TDR loans accruing interest | Loan	9	10
TDR loan accruing interest	$ 3,398	$ 4,616
Number of loans | Loan	2	1
Pre-modification outstanding recorded investment	$ 633	$ 376
Post-modification outstanding recorded investment	$ 430	$ 376
TDR loans as percentage of total loan balance	1.00%
Forgiveness of Principal [Member]
Financing Receivable, Modifications [Line Items]
Number of loans | Loan	2
Pre-modification outstanding recorded investment	$ 633
Post-modification outstanding recorded investment	$ 430
Other [Member]
Financing Receivable, Modifications [Line Items]
Number of loans | Loan		1
Pre-modification outstanding recorded investment		$ 376
Post-modification outstanding recorded investment		$ 376
Residential Mortgage [Member] | Forgiveness of Principal [Member]
Financing Receivable, Modifications [Line Items]
Number of loans | Loan	2
Pre-modification outstanding recorded investment	$ 633
Post-modification outstanding recorded investment	$ 430
Residential Mortgage [Member] | Junior Lien Closed-End [Member] | Forgiveness of Principal [Member]
Financing Receivable, Modifications [Line Items]
Number of loans | Loan	2
Pre-modification outstanding recorded investment	$ 633
Post-modification outstanding recorded investment	$ 430
Commercial [Member] | Other [Member]
Financing Receivable, Modifications [Line Items]
Number of loans | Loan		1
Pre-modification outstanding recorded investment		$ 376
Post-modification outstanding recorded investment		$ 376
Commercial [Member] | Commercial and Industrial [Member] | Other [Member]
Financing Receivable, Modifications [Line Items]
Number of loans | Loan		1
Pre-modification outstanding recorded investment		$ 376
Post-modification outstanding recorded investment		$ 376